Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Net profit (loss)		€ (65,144)	€ (79,521)	[1],[2]	€ (55,728)	[1],[2]
Adjustments for:
+ Depreciation and amortization on tangible and intangible assets		3,263	1,819
+ Impairment and provision for litigation		357	(208)
+ Expenses related to share-based compensation		1,657	787
- Gain on disposal of property, plant and equipment		(19)	(2)
+ Net finance expenses (revenue)		11,437	10,971
+ Income tax expense (benefit)		(576)	(354)
+ Other non-cash items including Research Tax Credit litigation		1,702	0
Operating cash flows before change in working capital		(47,324)	(66,507)
Change in:
Decrease (increase) in trade receivables and other assets		(1,640)	(724)
(Decrease) increase in trade payables and other liabilities		1,284	11,056
Change in working capital		(356)	10,332
Income tax paid			93
Net cash flows used in operating activities		(47,680)	(56,081)
Cash flows from investing activities
- Acquisition of property, plant and equipment		(2,030)	(2,938)
+ Proceeds / reimbursement from disposal of property, plant and equipment		2,517	3
- Acquisition of financial instruments		(160)	(1,050)
Net cash flows provided by (used in ) investment activities		327	(3,986)
Cash flows from financing activities
+ Proceeds from issue of share capital (net)		126,486
+ Proceeds from subscription / exercise of share warrants		43	37
+ Proceeds from new loans and borrowings net of issue costs			1,800
- Repayments of loans and borrowings		(1,884)	(2,000)
- Financial interests paid (including finance lease)		(7,785)	(6,351)
Net cash flows provided by (used in ) financing activities		116,860	(6,514)
Increase (decrease) in cash and cash equivalents		69,508	(66,580)
Cash and cash equivalents at the beginning of the period	[3]	207,240	273,820
Cash and cash equivalents at the end of the period		€ 276,748	207,240	[3]	273,820	[3]
Previously stated
Cash flows from operating activities
Net profit (loss)					(55,728)
Adjustments for:
+ Depreciation and amortization on tangible and intangible assets					1,226
+ Impairment and provision for litigation					186
+ Expenses related to share-based compensation					278
- Gain on disposal of property, plant and equipment					8
+ Net finance expenses (revenue)					2,296
+ Income tax expense (benefit)					(3,420)
+ Other non-cash items including Research Tax Credit litigation					17
Operating cash flows before change in working capital					(55,137)
Change in:
Decrease (increase) in inventories					10
Decrease (increase) in trade receivables and other assets					(2,106)
(Decrease) increase in trade payables and other liabilities					7,364
Change in working capital					5,268
Income tax paid					13
Net cash flows used in operating activities					(49,856)
Cash flows from investing activities
- Acquisition of property, plant and equipment					(2,800)
+ Proceeds / reimbursement from disposal of property, plant and equipment					15
- Acquisition of financial instruments					(163)
Net cash flows provided by (used in ) investment activities					(2,948)
Cash flows from financing activities
+ Proceeds from subscription / exercise of share warrants					37
+ Proceeds from new loans and borrowings net of issue costs					177,338
- Repayments of loans and borrowings					(1,655)
- Financial interests paid (including finance lease)					(1,372)
Net cash flows provided by (used in ) financing activities					174,348
Increase (decrease) in cash and cash equivalents					121,544
Cash and cash equivalents at the beginning of the period			€ 273,820		152,277
Cash and cash equivalents at the end of the period					€ 273,820

[1]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2017 and 2018 has not been restated . The impact of this application is presented in note 4.7
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of the application is presented in note 4.7
[3]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.